RELATED PARTY TRANSACTION (Details Narratives) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Dr. Jason Slakter [Member]
Amount paid for services - related party		$ 0	$ 899,001	$ 899,001	$ 55,398
LifeX [Member] | NeuBase Therapeutics, Inc. [Member]
Amount paid for services - related party	$ 1,575